Condensed Consolidated Balance Sheets (Parenthetical) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Account payable	$ 142,840	$ 39,296	$ 24,900
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	200,000,000	200,000,000	200,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	600,000,000	600,000,000	600,000,000
Common stock, shares issued	81,915,838	81,551,838	81,551,838
Common stock, shares outstanding	81,915,838	81,551,838	81,551,838
Related Party [Member]
Amount due	$ 64,296	$ 3,809
Account payable	62,277	$ 19,984	$ 19,467
KSP AsiaFIN Co., Ltd. [Member]
Amount due	$ 47,478
Common stock, shares issued	50,000	50,000